Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	41-0572550
Plan number	001
Total assets held for investment	$ 486,122,882
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 83,299,572
Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 377,447,894
Tennant Company common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	260,790
Par value (in dollars per share)	$ 0.375
Investment, cost	10,348,156
Current value	19,228,344
Notes from participants
EBP, Schedule of Asset Held for Investment [Line Items]
Notes from participants	$ 6,147,072
Notes from participants | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	5.25%
Notes from participants | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Investment, Identifier [Axis]: Causeway International Value Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 11,417,923
Investment, Identifier [Axis]: DFA Emerging Markets Core Equity Port | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,306,455
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,440,455
Investment, Identifier [Axis]: GMO Benchmark FR ALLOC SER FD R6 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	688,703
Investment, Identifier [Axis]: L&G MSCI EAFE DC CIT | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,293,818
Investment, Identifier [Axis]: L&G Russell 2000 DC CIT | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	21,709,012
Investment, Identifier [Axis]: L&G S&P 500 DC CIT | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	146,990,528
Investment, Identifier [Axis]: MFS International Growth Fund Class R6 MGRDX | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,928,057
Investment, Identifier [Axis]: Prudential Core Plus Bond Fund | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	24,986,111
Investment, Identifier [Axis]: Vanguard Fed Money Market | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	21,806,941
Investment, Identifier [Axis]: Vanguard Target 2020 Fund | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,874,031
Investment, Identifier [Axis]: Vanguard Target 2025 Fund | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,794,537
Investment, Identifier [Axis]: Vanguard Target 2030 Fund | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	28,075,915
Investment, Identifier [Axis]: Vanguard Target 2035 Fund | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	25,668,583
Investment, Identifier [Axis]: Vanguard Target 2040 Fund | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	20,328,244
Investment, Identifier [Axis]: Vanguard Target 2045 Fund | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	24,227,154
Investment, Identifier [Axis]: Vanguard Target 2050 Fund | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	22,931,019
Investment, Identifier [Axis]: Vanguard Target 2055 Fund | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	15,947,875
Investment, Identifier [Axis]: Vanguard Target 2060 Fund | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,710,111
Investment, Identifier [Axis]: Vanguard Target 2065 Fund | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,819,228
Investment, Identifier [Axis]: Vanguard Target 2070 Fund | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	295,859
Investment, Identifier [Axis]: Vanguard Target Income Fund | Common investment trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	795,869
Investment, Identifier [Axis]: Vanguard Wellington Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 29,711,038